CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($)	Class A Common stock	Class B common stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Total
Balance at Oct. 21, 2018	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Oct. 21, 2018	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		$ (2,555)		(2,555)	(2,555)
Balance at Dec. 31, 2018		$ 575	24,425	(2,555)	22,445
Balance (in shares) at Dec. 31, 2018	0	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Anchor Investors		$ 58	2,255		2,313
Issuance of Class B common stock to Anchor Investors (in shares)		575,000
Forfeiture of Class B common stock from Sponsor		$ (58)	58
Forfeiture of Class B common stock from Sponsor (in shares)		(575,000)
Sale of units in initial public offering, gross	$ 2,300		229,997,700		230,000,000
Sale of units in initial public offering, gross (in shares)	23,000,000
Offering costs			(13,448,120)		(13,448,120)
Sale of private placement warrants to Sponsor and Anchor Investors in private placement			6,900,000		6,900,000
Common stock subject to possible redemption	$ (2,188)		(218,799,442)		(218,801,630)
Common stock subject to possible redemption (in shares)	(21,880,163)
Common stock subject to possible redemption (in shares)	21,880,163
Net income				324,994	324,994
Balance at Mar. 31, 2019	$ 112	$ 575	4,676,876	322,439	5,000,002
Balance (in shares) at Mar. 31, 2019	1,119,837	5,750,000
Balance at Dec. 31, 2018		$ 575	24,425	(2,555)	22,445
Balance (in shares) at Dec. 31, 2018	0	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 2,493,441	$ (657,522)			1,835,919
Balance at Sep. 30, 2019	$ 97	$ 575	4,341,185	658,150	5,000,007
Balance (in shares) at Sep. 30, 2019	968,745	5,750,000
Balance at Dec. 31, 2018		$ 575	24,425	(2,555)	22,445
Balance (in shares) at Dec. 31, 2018	0	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Anchor Investors		$ 58	2,255		2,313
Issuance of Class B common stock to Anchor Investors (in shares)		575,000
Forfeiture of Class B common stock from Sponsor		$ (58)	58
Forfeiture of Class B common stock from Sponsor (in shares)		(575,000)
Sale of units in initial public offering, gross	$ 2,300		229,997,700		230,000,000
Sale of units in initial public offering, gross (in shares)	23,000,000
Offering costs			(13,398,120)		(13,398,120)
Sale of private placement warrants to Sponsor and Anchor Investors in private placement			6,900,000		6,900,000
Common stock subject to possible redemption	$ (2,206)		(218,777,150)	(1,833,364)	(220,612,720)
Common stock subject to possible redemption (in shares)	(22,061,272)
Common stock subject to possible redemption (in shares)	22,061,272
Net income	$ 2,966,547	$ (880,464)		2,086,083	2,086,083
Balance at Dec. 31, 2019	$ 94	$ 575	4,749,168	250,164	5,000,001
Balance (in shares) at Dec. 31, 2019	938,728	5,750,000
Balance at Mar. 31, 2019	$ 112	$ 575	4,676,876	322,439	5,000,002
Balance (in shares) at Mar. 31, 2019	1,119,837	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock subject to possible redemption	$ (9)		(530,322)	(322,439)	(852,770)
Common stock subject to possible redemption (in shares)	(85,277)
Common stock subject to possible redemption (in shares)	85,277
Net income				852,775	852,775
Balance at Jun. 30, 2019	$ 103	$ 575	4,146,554	852,775	5,000,007
Balance (in shares) at Jun. 30, 2019	1,034,560	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock subject to possible redemption	$ (6)		194,631	(852,775)	(658,150)
Common stock subject to possible redemption (in shares)	(65,815)
Common stock subject to possible redemption (in shares)	65,815
Net income	$ 865,438	$ (207,288)		658,150	658,150
Balance at Sep. 30, 2019	$ 97	$ 575	4,341,185	658,150	5,000,007
Balance (in shares) at Sep. 30, 2019	968,745	5,750,000
Balance at Dec. 31, 2019	$ 94	$ 575	4,749,168	250,164	5,000,001
Balance (in shares) at Dec. 31, 2019	938,728	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock subject to possible redemption	$ (6)		1,463,719	(2,086,083)	(622,370)
Common stock subject to possible redemption (in shares)	(62,237)
Common stock subject to possible redemption (in shares)	62,237
Net income				622,375	622,375
Balance at Mar. 31, 2020	$ 88	$ 575	6,212,887	(1,213,544)	5,000,006
Balance (in shares) at Mar. 31, 2020	876,491	5,750,000
Balance at Dec. 31, 2019	$ 94	$ 575	4,749,168	250,164	5,000,001
Balance (in shares) at Dec. 31, 2019	938,728	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of units in initial public offering, gross					230,000,000
Net income	$ 1,173,981	$ (1,048,046)			125,935
Balance at Sep. 30, 2020	$ 93	$ 575	7,326,942	(2,327,604)	5,000,006
Balance (in shares) at Sep. 30, 2020	926,135	5,750,000
Balance at Mar. 31, 2020	$ 88	$ 575	6,212,887	(1,213,544)	5,000,006
Balance (in shares) at Mar. 31, 2020	876,491	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock subject to possible redemption			627,125	(622,375)	4,750
Common stock subject to possible redemption (in shares)	(475)
Common stock subject to possible redemption (in shares)	475
Net income				(4,755)	(4,755)
Balance at Jun. 30, 2020	$ 88	$ 575	6,840,012	(1,840,674)	5,000,001
Balance (in shares) at Jun. 30, 2020	876,966	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock subject to possible redemption	$ 5		486,930	4,755	491,690
Common stock subject to possible redemption (in shares)	(49,169)
Common stock subject to possible redemption (in shares)	49,169
Net income	$ 97,680	$ (589,365)		(491,685)	(491,685)
Balance at Sep. 30, 2020	$ 93	$ 575	$ 7,326,942	$ (2,327,604)	$ 5,000,006
Balance (in shares) at Sep. 30, 2020	926,135	5,750,000